Loans and advances to clients (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Type:
Loan operations (1)	R$ 514,325,061	R$ 492,232,308	R$ 457,384,432
Leasing operations	3,153,984	2,862,185	2,532,048
Repurchase agreements			6,044,808
Other receivables (2)	34,057,158	29,560,797	27,393,414
Total	R$ 551,536,203	R$ 524,655,290	R$ 493,354,702